Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Information Regarding Results of Reportable Segment

Information regarding the results of each reportable segment is included below. Performance is measured based on segment operating income or loss. This measure is included in the internal management reports that are reviewed by the Group’s CEO and refers to “Operating income” in the consolidated statements of income. Segment’s operating income or loss is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Less-
	Than-
	Truckload	Truckload	Logistics	Corporate	Eliminations	Total
2025
Revenue(1)	2,730,208	2,733,421	1,503,929	-	(54,519)	6,913,039
Fuel surcharge(1)	540,306	363,810	78,057	-	(10,541)	971,632
Total revenue(1)	3,270,514	3,097,231	1,581,986	-	(65,060)	7,884,671
Operating income (loss)	259,953	220,145	131,279	(46,061)	-	565,316
Selected items:
Materials and services expenses	1,340,048	1,610,728	1,049,527	(37,946)	(65,060)	3,897,297
Personnel expenses	1,272,225	830,124	242,246	68,909	-	2,413,504
Other operating expenses	193,664	112,620	96,538	13,820	-	416,642
Depreciation and
amortization	200,461	346,025	62,740	1,278	-	610,504
Loss on sale of
land and buildings	87	-	5	-	-	92
(Loss) gain, net of
impairment, on sale of
assets held for sale	(4,139)	9,521	-	-	-	5,382
Intangible assets	407,692	1,521,006	933,876	1,862	-	2,864,436
Total assets	2,491,628	3,374,439	1,379,429	263,739	-	7,509,235
Total liabilities	759,886	792,208	428,414	2,851,224	(124)	4,831,608
Additions to property
and equipment	98,201	165,111	9,151	275	-	272,738

2024
Revenue(1)	3,085,727	2,551,540	1,720,976	-	(53,617)	7,304,626
Fuel surcharge(1)	617,208	385,765	100,735	-	(11,504)	1,092,204
Total revenue(1)	3,702,935	2,937,305	1,821,711	-	(65,121)	8,396,830
Operating income (loss)	361,235	252,434	182,364	(77,071)	-	718,962
Selected items:
Materials and services expenses	1,541,476	1,511,418	1,216,026	(32,665)	(65,120)	4,171,135
Personnel expenses	1,360,982	783,894	267,569	83,870	-	2,496,315
Other operating expenses	222,619	94,835	95,438	22,594	-	435,486
Depreciation and
amortization	213,524	307,244	60,419	882	-	582,069
(Loss) gain, net of
impairment, on sale of
assets held for sale	(2,549)	2,321	36	-	-	(192)
Intangible assets(2)	396,533	1,511,355	734,736	309	-	2,642,933
Total assets(2)	2,618,714	3,393,992	1,098,617	54,503	-	7,165,826
Total liabilities(2)	802,778	833,332	390,525	2,466,034	(118)	4,492,551
Additions to property
and equipment	188,055	196,596	7,920	730	-	393,301

(1) Includes intersegment revenue and intersegment fuel surcharge, which are eliminated in the consolidated results and are not disclosed by reportable segment due to the non-material amounts.

(2) Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c)).

Summary of Geographical information

Revenue is attributed to geographical locations based on the origin of service’s location.

	Less-
	Than-
	Truckload	Truckload	Logistics	Eliminations	Total
2025
Canada	1,081,445	1,121,629	246,593	(29,934)	2,419,733
United States	2,189,069	1,975,602	1,335,393	(35,126)	5,464,938
Total	3,270,514	3,097,231	1,581,986	(65,060)	7,884,671

2024
Canada	1,162,733	1,159,562	258,489	(37,224)	2,543,560
United States	2,540,202	1,777,743	1,563,222	(27,897)	5,853,270
Total	3,702,935	2,937,305	1,821,711	(65,121)	8,396,830

Segment assets are based on the geographical location of the assets.

	As at	As at
	December 31, 2025	December 31, 2024*
Property and equipment, right-of-use assets and intangible assets
Canada	2,333,857	2,213,562
United States	3,900,121	3,857,206
	6,233,978	6,070,768

* Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c)).